Commitments and Contingencies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Letters of credit	$ 7,993,798	$ 7,993,798
Letter of guarantee	299,479	$ 318,780
Payment of litigation	5,700,000
Litigation amount recover from reinsurers	12,800,000
Premiums paid to reinsurers	34,100,000
Claims paid by reinsurers	29,600,000
Claims due from reinsurers	$ 12,800,000